OFFICE AND MISCELLANEOUS (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES

For the three months ended March 31,	2022	2021
Advertising, Marketing, and Investor Relations	$1,159,773	$2,095,092
Compliance fees	47,380	115,734
Contract Work	214,848	34,077
Other	185,836	80,883
	$1,607,837	$2,325,786